Significant Accounting Policies and Judgements (Details 1) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Short-term investment certificates	$ 230,000	$ 150,000
GIC Matured October 1, 2019 [Member]
Disclosure of financial assets [line items]
Interest Rate %	1.40%
Short-term investment certificates		150,000
GIC Maturing February 5, 2020 [Member]
Disclosure of financial assets [line items]
Interest Rate %	1.50%
Short-term investment certificates	$ 200,000
GIC Maturing November 9, 2020 [Member]
Disclosure of financial assets [line items]
Interest Rate %	2.25%
Short-term investment certificates	$ 30,000